Deposits (Time Deposits By Maturity) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Domestic Offices [Member]
Maturities of time deposits:
Due in one year or less	¥ 35,654,357
Due after one year through two years	6,307,843
Due after two years through three years	2,813,975
Due after three years through four years	611,214
Due after four years through five years	807,890
Due after five years	464,856
Total	46,660,135
Foreign Offices [Member]
Maturities of time deposits:
Due in one year or less	25,819,867
Due after one year through two years	421,138
Due after two years through three years	145,802
Due after three years through four years	121,113
Due after four years through five years	130,491
Due after five years	23,225
Total	¥ 26,661,636